Future Benefits to Employees upon their Normal Retirement Age (Detail) (KRW) In Millions	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
2011	435
2012	3,529
2013	3,864
2014	7,976
2015	10,434
2016 - 2020	144,037
Defined Benefit Plan, Expected Future Benefit Payments	170,275